Nature of Operations and Going Concern	12 Months Ended
Jan. 31, 2023
Nature of Operations and Going Concern

1. Nature of Operations and Going Concern

BetterLife Pharma Inc. (the “Company”) was incorporated in British Columbia under the Business Corporations Act on June 10, 2002 whose common shares are publicly traded on the Canadian Securities Exchange under the symbol “BETR” and on the OTCQB under the symbol “BETRF”. The Company is a biopharmaceutical company engaged in the development of patented pharmaceuticals.

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. Accordingly, no adjustments to the carrying value of the assets and liabilities have been made in these consolidated financial statements should the Company no longer be able to continue as a going concern. Any such adjustments could be material. As at January 31, 2023, the Company has not earned any revenue and has an accumulated deficit of $112,186,681. The continued operations of the Company are dependent on its ability to generate future cash flows through additional financing or commercialization. Management intends to continue to pursue additional financing through issuances of equity. There is no assurance that additional funding will be available on a timely basis or on terms acceptable to the Company. These events or conditions indicate that a material uncertainty exists that casts substantial doubt on the Company’s ability to continue as a going concern.

The head office and principal address of the Company is located at 1275 West 6th Avenue, #300, Vancouver, BC, Canada, V6H 1A6.